Pension Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Components of net periodic benefit cost
Service cost	$ 76	$ 68	$ 152	$ 136	$ 273	$ 312
Interest cost	55	50	110	100	198	198
Expected return on assets	(111)	(90)	(222)	(180)	(357)	(341)
Amortization of prior service cost and net loss	(10)	(6)	(20)	(12)	(89)	(89)
Amortization of net loss					63	81
Pension expense	$ 10	$ 22	$ 20	$ 44	$ 88	$ 161